Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Funds
Entity Central Index Key	0000916620
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000261794
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST 2030 INFLATION-LINKED DISTRIBUTING LADDER ETF
Trading Symbol	TIPA
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust 2030 Inflation-Linked Distributing Ladder ETF	$4	0.10%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  U.S. Treasury Inflation Protected Securities (“TIPS”) inflation breakeven spreads moved lower over the course of the reporting period ending December 31, 2025, yet oscillated a bit throughout the period. 1-year and 2-year breakevens experienced a widening in late October before trending tighter throughout the remaining year. Over the reporting period, the short-to-intermediate segment of the TIPS yield curve, represented by the Bloomberg U.S. Treasury TIPS 1-5 Years Index, underperformed the total aggregate bond market, defined by the Bloomberg Barclays Capital US Aggregate Bond Total Return Index, by 174 basis points (“bps”). Over the reporting period, 1-year and 2-year real yields moved lower, which benefited the Fund, while 3-year, 4-year, and 5-year real rates moved higher, which was a detractor for the Fund’s performance.

  The Fund seeks to provide periodic inflation-linked distributions through U.S. TIPS, consisting of income and/or principal through 2030 (the "terminal year"). The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in TIPS with different maturity dates (or “rungs”) through the terminal year.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 1.06%, differing from the 1.12% return of the Bloomberg U.S. Treasury TIPS 1-5 Years Index, which is reflective of the Fund’s management fee (-10 basis points "bps"), and small net positive contributions from duration/curve positioning (+4 bps), due to the nature of the laddered rung structure relative to a market-weighted reference benchmark.

Performance Inception Date	Aug. 18, 2025
AssetsNet	$ 4,990,746
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,286
InvestmentCompanyPortfolioTurnover	0.46%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$4,990,746
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0.46%
Net Investment Advisory Fees Paid	$1,286

Holdings [Text Block]

YEARS TO MATURITY (% of Net Assets)

3-5 years	39.7%
1-3 years	39.0%
0-1 year	20.9%
Cash	0.4%

C000261798
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST 2030 TAX-EXEMPT DISTRIBUTING LADDER ETF
Trading Symbol	MUNA
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust 2030 Tax-Exempt Distributing Ladder ETF	$7	0.18%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  For the reporting period ending December 31, 2025, the municipal bond market ended with solid performance. Municipals outpaced both U.S. Treasuries and broader bond markets during this period. The Fund’s performance was impacted by overall municipal market strong demand, outpacing supply.

  The Fund seeks to provide periodic distributions consisting of income exempt from regular federal income tax and/or principal through 2030 (the "terminal year"). The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in debt instruments that pay interest that is exempt from regular federal income tax with different maturity dates (or “rungs”) through the terminal year.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 0.79%, differing from the 0.95% return of the Bloomberg Municipal 1-5 Year Blend Index. Security selection (-9 basis points "bps") and curve (-7 bps) accounted for the difference.

Performance Inception Date	Aug. 18, 2025
AssetsNet	$ 6,001,267
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 3,444
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$6,001,267
Number of Portfolio Holdings	82
Portfolio Turnover Rate	-
Net Investment Advisory Fees Paid	$3,444

Holdings [Text Block]

STATE ALLOCATION AS A % OF TOTAL EXPOSURE

Texas	13.3%
Wisconsin	9.6%
Illinois	8.1%
Tennessee	6.7%
Ohio	5.7%
Washington	5.4%
Utah	5.2%
Delaware	4.7%
Nevada	4.0%
Kansas	3.9%
All other states	33.4%

C000261795
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST 2035 INFLATION-LINKED DISTRIBUTING LADDER ETF
Trading Symbol	TIPB
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust 2035 Inflation-Linked Distributing Ladder ETF	$4	0.10%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  U.S. Treasury Inflation Protected Securities (“TIPS”) inflation breakeven spreads moved lower over the course of the reporting period ending December 31, 2025, yet oscillated a bit throughout the period. 1-year and 2-year breakevens experienced a widening in late October before trending tighter throughout the remaining year. Over the reporting period, the short-to-intermediate segment of the TIPS yield curve, represented by the Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, underperformed the total aggregate bond market, defined by the Bloomberg Barclays Capital US Aggregate Bond Total Return Index, by 144 basis points (“bps”). Over the reporting period, 1-2 year and 8-10 year real yields moved lower, which benefited the Fund, while 3-7 year real rates moved higher, which was a detractor for the Fund’s performance.

  The Fund seeks to provide periodic inflation-linked distributions through U.S. TIPS, consisting of income and/or principal through 2035 (the "terminal year"). The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in TIPS with different maturity dates (or “rungs”) through the terminal year.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 1.44%, differing from the 1.42% return of the Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, which is reflective of the Fund’s management fee (-10 basis points "bps"), and small positive contributions from duration/curve positioning (+12 bps), due to the nature of the laddered rung structure relative to a market-weighted reference benchmark.

Performance Inception Date	Aug. 18, 2025
AssetsNet	$ 3,996,029
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,047
InvestmentCompanyPortfolioTurnover	1.25%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$3,996,029
Number of Portfolio Holdings	10
Portfolio Turnover Rate	1.25%
Net Investment Advisory Fees Paid	$1,047

Holdings [Text Block]

YEARS TO MATURITY (% of Net Assets)

5-10 years	48.1%
3-5 years	20.5%
1-3 years	20.1%
0-1 year	10.7%
Cash	0.6%

C000261799
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST 2035 TAX-EXEMPT DISTRIBUTING LADDER ETF
Trading Symbol	MUNB
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust 2035 Tax-Exempt Distributing Ladder ETF	$7	0.18%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  For the reporting period ending December 31, 2025, the municipal bond market ended with solid performance. Municipals outpaced both U.S. Treasuries and broader bond markets during this period. The Fund’s performance was impacted by overall municipal market strong demand, outpacing supply.

  The Fund seeks to provide periodic distributions consisting of income exempt from regular federal income tax and/or principal through 2035 (the "terminal year"). The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in debt instruments that pay interest that is exempt from regular federal income tax with different maturity dates (or “rungs”) through the terminal year.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 1.98%, differing from the 2.25% return of the Bloomberg Municipal 1-10 Year Blend Index. Security selection (-41 basis points "bps") accounted for the difference, and duration (+24 bps) was additive.

Performance Inception Date	Aug. 18, 2025
AssetsNet	$ 5,052,946
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 3,360
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$5,052,946
Number of Portfolio Holdings	86
Portfolio Turnover Rate	-
Net Investment Advisory Fees Paid	$3,360

Holdings [Text Block]

STATE ALLOCATION AS A % OF TOTAL EXPOSURE

Texas	14.0%
Florida	9.9%
Wisconsin	9.4%
Washington	8.8%
Michigan	8.5%
Nevada	7.0%
New Mexico	5.6%
District of Columbia	4.4%
Ohio	3.8%
Maryland	3.6%
All other states	25.0%

C000261796
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST 2045 INFLATION-LINKED DISTRIBUTING LADDER ETF
Trading Symbol	TIPC
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust 2045 Inflation-Linked Distributing Ladder ETF	$4	0.10%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  U.S. Treasury Inflation Protected Securities (“TIPS”) inflation breakeven spreads moved lower over the course of the reporting period ending December 31, 2025, yet oscillated a bit throughout the period. 1-year and 2-year breakevens experienced a widening in late October before trending tighter throughout the remaining year. Over the reporting period, the broad U.S. TIPS market, represented by the Bloomberg US Treasury Inflation Notes TR Index, underperformed the total aggregate bond market, defined by the Bloomberg Barclays Capital US Aggregate Bond Total Return Index, by 115 basis points (“bps”). Over the reporting period, 1-2 year and 8-20 year real yields moved lower, which benefited the Fund, while 3-7 year real rates moved higher, which was a detractor for the Fund’s performance.

  The Fund seeks to provide periodic inflation-linked distributions through U.S. TIPS, consisting of income and/or principal through 2045 (the "terminal year"). The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in TIPS with different maturity dates (or “rungs”) through the terminal year.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 2.20%, differing from the 1.71% return of the Bloomberg US Treasury Inflation Notes TR Index, which is reflective of the Fund’s management fee (-10 basis points "bps"), and positive contributions from duration/curve positioning (+59 bps), due to the nature of the laddered rung structure relative to a market-weighted reference benchmark.

Performance Inception Date	Aug. 18, 2025
AssetsNet	$ 3,014,509
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 866
InvestmentCompanyPortfolioTurnover	1.22%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$3,014,509
Number of Portfolio Holdings	16
Portfolio Turnover Rate	1.22%
Net Investment Advisory Fees Paid	$866

Holdings [Text Block]

YEARS TO MATURITY (% of Net Assets)

10-20 years	43.8%
5-10 years	31.4%
3-5 years	9.6%
1-3 years	9.4%
0-1 year	5.1%
Cash	0.7%

C000261790
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST 2045 TAX-EXEMPT DISTRIBUTING LADDER ETF
Trading Symbol	MUNC
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust 2045 Tax-Exempt Distributing Ladder ETF	$7	0.18%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  For the reporting period ending December 31, 2025, the municipal bond market ended with solid performance. Municipals outpaced both U.S. Treasuries and broader bond markets during this period. The Fund’s performance was impacted by overall municipal market strong demand, outpacing supply.

  The Fund seeks to provide periodic distributions consisting of income exempt from regular federal income tax and/or principal through 2045 (the "terminal year"). The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in debt instruments that pay interest that is exempt from regular federal income tax with different maturity dates (or “rungs”) through the terminal year.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 3.95%, differing from the 3.22% return of the Bloomberg 1-15 Yr. Municipal Index Total Return Index Unhedged. Security selection (-71 basis points "bps") and rating (-5.4 bps) accounted for the difference. Sector selection (+24.5 bps) and duration (+126 bps) were additive.

Performance Inception Date	Aug. 18, 2025
AssetsNet	$ 10,275,033
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 6,803
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$10,275,033
Number of Portfolio Holdings	177
Portfolio Turnover Rate	-
Net Investment Advisory Fees Paid	$6,803

Holdings [Text Block]

STATE ALLOCATION AS A % OF TOTAL EXPOSURE

Texas	14.2%
Washington	9.2%
New York	8.1%
Florida	6.8%
Michigan	6.1%
Illinois	5.4%
California	5.0%
Iowa	3.9%
Wisconsin	3.6%
Massachusetts	3.4%
All other states	34.3%

C000261797
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST 2055 INFLATION-LINKED DISTRIBUTING LADDER ETF
Trading Symbol	TIPD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust 2055 Inflation-Linked Distributing Ladder ETF	$4	0.10%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  U.S. Treasury Inflation Protected Securities (“TIPS”) inflation breakeven spreads moved lower over the course of the reporting period ending December 31, 2025, yet oscillated a bit throughout the period. 1-year and 2-year breakevens experienced a widening in late October before trending tighter throughout the remaining year. Over the reporting period, the broad U.S. TIPS market, represented by the Bloomberg US Treasury Inflation Notes TR Index, underperformed the total aggregate bond market, defined by the Bloomberg Barclays Capital US Aggregate Bond Total Return Index, by 115 basis points (“bps”). Over the reporting period, 1-2 year and 8-30 year real yields moved lower, which benefited the Fund, while 3-7 year real rates moved higher, which was a detractor for the Fund’s performance.

  The Fund seeks to provide periodic inflation-linked distributions through U.S. TIPS, consisting of income and/or principal through 2055 (the "terminal year"). The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in TIPS with different maturity dates (or “rungs”) through the terminal year.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 2.51%, differing from the 1.71% return of the Bloomberg US Treasury Inflation Notes TR Index, which is reflective of the Fund’s management fee (-10 basis points "bps"), and positive contributions from duration/curve positioning (+90 bps), due to the nature of the laddered rung structure relative to a market-weighted reference benchmark.

Performance Inception Date	Aug. 18, 2025
AssetsNet	$ 3,018,915
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 861
InvestmentCompanyPortfolioTurnover	1.80%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$3,018,915
Number of Portfolio Holdings	26
Portfolio Turnover Rate	1.80%
Net Investment Advisory Fees Paid	$861

Holdings [Text Block]

YEARS TO MATURITY (% of Net Assets)

10-20 years	31.5%
20+ years	27.5%
5-10 years	22.6%
3-5 years	7.1%
1-3 years	6.9%
0-1 year	3.7%
Cash	0.7%

C000261791
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST 2055 TAX-EXEMPT DISTRIBUTING LADDER ETF
Trading Symbol	MUND
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust 2055 Tax-Exempt Distributing Ladder ETF	$7	0.18%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  For the reporting period ending December 31, 2025, the municipal bond market ended with solid performance. Municipals outpaced both U.S. Treasuries and broader bond markets during this period. The Fund’s performance was impacted by overall municipal market strong demand, outpacing supply.

  The Fund seeks to provide periodic distributions consisting of income exempt from regular federal income tax and/or principal through 2055 (the "terminal year"). The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in debt instruments that pay interest that is exempt from regular federal income tax with different maturity dates (or “rungs”) through the terminal year.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 4.30%, differing from the 4.29% return of the Bloomberg Municipal Bond Index. Security selection (-99 basis points "bps") accounted for the difference. This was mostly offset by duration (+98 bps).

Performance Inception Date	Aug. 18, 2025
AssetsNet	$ 8,234,767
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 6,257
InvestmentCompanyPortfolioTurnover	21.18%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$8,234,767
Number of Portfolio Holdings	119
Portfolio Turnover Rate	21.18%
Net Investment Advisory Fees Paid	$6,257

Holdings [Text Block]

STATE ALLOCATION AS A % OF TOTAL EXPOSURE

New York	14.2%
Texas	12.0%
Washington	9.2%
Massachusetts	8.7%
Maryland	7.4%
Illinois	5.8%
Florida	5.5%
Michigan	4.6%
California	4.0%
Pennsylvania	3.1%
All other states	25.5%

C000261792
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST INTERMEDIATE TAX-EXEMPT BOND ETF
Trading Symbol	TAXI
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust Intermediate Tax-Exempt Bond ETF	$2	0.05%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  For the reporting period ending December 31, 2025, the municipal bond market ended with solid performance. Municipals outpaced both U.S. Treasuries and broader bond markets during this period. The Fund’s performance was impacted by overall municipal market strong demand, outpacing supply.

  The Fund is passively managed and seeks to track the investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE Intermediate Term Focused Municipal Bond Index (the “Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 3.42%, differing from the 2.66% return of the Underlying Index. Security selection/trading (+76 basis points "bps") accounted for the difference.

Performance Inception Date	Aug. 18, 2025
AssetsNet	$ 54,348,053
Holdings Count | Holding	894
Advisory Fees Paid, Amount	$ 2,803
InvestmentCompanyPortfolioTurnover	9.22%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$54,348,053
Number of Portfolio Holdings	894
Portfolio Turnover Rate	9.22%
Net Investment Advisory Fees Paid	$2,803

Holdings [Text Block]

STATE ALLOCATION AS A % OF TOTAL EXPOSURE

Texas	17.1%
California	6.6%
Illinois	6.4%
Washington	5.3%
New York	5.2%
District of Columbia	5.1%
Alabama	5.0%
Nevada	4.3%
Florida	4.2%
Pennsylvania	3.6%
All other states	37.2%

C000261789
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST SHORT-TERM TAX-EXEMPT BOND ETF
Trading Symbol	TAXS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust Short-Term Tax-Exempt Bond ETF	$2	0.05%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  For the reporting period ending December 31, 2025, the municipal bond market ended with solid performance. Municipals outpaced both U.S. Treasuries and broader bond markets during this period. The Fund’s performance was impacted by overall municipal market strong demand, outpacing supply.

  The Fund is passively managed and seeks to track the investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE Short Term Focused Municipal Bond Index (the “Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 1.26%, differing from the 0.87% return of the Underlying Index. Security selection/trading (+39 basis points "bps") accounted for the difference.

Performance Inception Date	Aug. 18, 2025
AssetsNet	$ 71,350,861
Holdings Count | Holding	700
Advisory Fees Paid, Amount	$ 4,511
InvestmentCompanyPortfolioTurnover	20.64%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$71,350,861
Number of Portfolio Holdings	700
Portfolio Turnover Rate	20.64%
Net Investment Advisory Fees Paid	$4,511

Holdings [Text Block]

STATE ALLOCATION AS A % OF TOTAL EXPOSURE

Texas	20.6%
Washington	7.8%
Florida	7.3%
Illinois	6.2%
District of Columbia	5.0%
Wisconsin	3.4%
Georgia	3.2%
Ohio	3.0%
Pennsylvania	3.0%
Nevada	2.9%
All other states	37.6%

C000261793
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST TAX-EXEMPT BOND ETF
Trading Symbol	TAXT
Annual or Semi-Annual Statement [Text Block]	ANNUAL
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Northern Trust Tax-Exempt Bond ETF	$2	0.05%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from August 18, 2025 through December 31, 2025. Expenses would be higher if the Fund had been in operations for a full reporting period.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

  For the reporting period ending December 31, 2025, the municipal bond market ended with solid performance. Municipals outpaced both U.S. Treasuries and broader bond markets during this period. The Fund’s performance was impacted by overall municipal market strong demand, outpacing supply.

  The Fund is passively managed and seeks to track the investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE All Maturity Focused Municipal Bond Index (the “Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax.

  For the reporting period ending December 31, 2025, the Fund's performance on a net asset value ("NAV") basis was 4.05%, differing from the 3.88% return of the Underlying Index. Security selection/trading (+17 basis points "bps") accounted for the difference.

Performance Inception Date	Aug. 18, 2025
AssetsNet	$ 25,689,632
Holdings Count | Holding	380
Advisory Fees Paid, Amount	$ 3,011
InvestmentCompanyPortfolioTurnover	4.25%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$25,689,632
Number of Portfolio Holdings	380
Portfolio Turnover Rate	4.25%
Net Investment Advisory Fees Paid	$3,011

Holdings [Text Block]

STATE ALLOCATION AS A % OF TOTAL EXPOSURE

Texas	20.6%
New York	10.5%
California	7.7%
Washington	6.6%
Florida	6.3%
Illinois	4.5%
Pennsylvania	3.7%
Alabama	3.3%
District of Columbia	3.1%
Indiana	2.5%
All other states	31.2%